UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No.                             | |
Post-Effective Amendment No. 2                          |X|

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                          |X|
Amendment No. 5


Foresight Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

24695 Deer Ridge Ln. Athens, AL                   35613
(Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, Including Area Code: 256-216-8256

Michael M. Bissell
President
24695 Deer Ridge Ln.
Athens, AL 35613
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:
|x| Immediately upon filing pursuant to paragraph (b)
| | On (date) pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | On (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:
| | This post-effective amendment designates a new effective date for a previously filed post-effective amendment

PROSPECTUS

March 1, 2006



FORESIGHT VALUE FUND

Finance your future with Foresight

























The Securities and Exchange Commission has not approved or disapproved these securities nor determined the truthfulness or completeness of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ABOUT THE FUND........................................................1
FUND FEES AND EXPENSES................................................4
INVESTMENT STATEGIES..................................................6
INVESTMENT RISKS......................................................9
MANAGEMENT OF THE FUND...............................................10
PRICING OF FUND SHARES...............................................11
PURCHASE OF FUND SHARES..............................................12
REDEMPTION OF FUND SHARES............................................15
DIVIDENDS, DISTRIBUTIONS AND TAXES...................................18
FINANCIAL HIGHLIGHTS.................................................19
FORESIGHT VALUE FUND'S PRIVACY POLICY................................21

ABOUT THE FUND

The following is an overview of the investment objective,strategies and risks of the Foresight Value Fund (the "Fund"). More detailed discussions on these subjects and others can be found following this section.

What is the Fund's investment objective?

The primary investment objective of the Fund is long-term capital appreciation.

What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective while limiting downside risk by investing in a portfolio typically consisting of fifteen to thirty common stocks that Foresight Asset Management, LLC, the Fund's Investment Adviser
(the "Adviser"), believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than what the Adviser believes to be its intrinsic or underlying business value. The intrinsic value of a company is the greater of either its value as a going concern, or the value that would be realized if operations were terminated and all assets sold.

What are the main risks of investing in the Fund?

There are certain risks associated with investing in the Fund. Common to these risks is the possibility that the Fund's share price may decline, so when you sell your shares you may lose money. The principal risks are as follows:

o As with all equity funds, the Fund's share price may decline in value due to a decline in the overall stock market, weakness in a particular industry or events that adversely affect a specific company in which the Fund owns stock. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

o There is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic

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                             Foresight Value Fund
  value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

o As is the case for any mutual fund, the Fund may not succeed in achieving its investment objective.

Is this Fund an appropriate investment for you?

Investors should consider their investment goals, their time frame for achieving those goals and their tolerance for risk before selecting a particular investment. If your goals include the potential for significant long-term capital appreciation while avoiding unnecessary downside risks, then the undervalued equity investments sought by the Fund might be an appropriate component of your overall investment program.

The Fund may not be an appropriate investment for those investors who depend on a steady income from their investments. Although some of the securities in the Fund's portfolio may pay dividends, generation of income is not a primary objective of the Fund.

The Fund is not an appropriate investment for short-term investors, market timers or momentum investors.

How has the Fund performed historically?

The bar chart and performance table on the next page give some indication of the risk of an investment in the Fund by showing changes in the Fund's performance from year to year comparing the Fund's total return for one year and since its inception date to that of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.


The Fund can experience short-term performance swings, as evidenced by the best and worst calendar quarter returns during the period depicted.

Returns are based on changes in principal value, reinvested dividends and capital gains distributions, if any. The S&P 500 index is an unmanaged, capitalization-weighted index of the common stocks of 500 major U.S. corporations. Returns for the S&P 500 index do not include expenses, which are deducted from Fund returns, or taxes.


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                             Foresight Value Fund

                           Calendar Year Total Returns

                                [CHART OMITTED]

                                2004*   17.94%
                                2005    -2.26%

* Since Fund inception date of January 15, 2004 through December 31, 2004 (total return is not annualized)

During the period shown, the highest return for a quarter was 15.07%
(4th quarter, 2004) and the lowest return was -5.10% (3rd quarter, 2004).


                  Average Total Returns as of Deember 31, 2005

                                                          1 Year    Since
                                                                  Inception*

Returns before taxes                                      -2.26%   15.28%
Returns after taxes on distributions	                  -3.07%   14.32%
Returns after taxes on distributions and sale of fund     -2.00%   12.98%
shares
S&P 500 stock index	                                   4.91%   14.41%
(index reflects no deduction for fees, expenses or taxes)

* Since Fund inception date of January 15, 2004 (returns are not annualized)


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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                             Foresight Value Fund

FUND FEES AND EXPENSES

The Fund is a no-load fund and therefore buyers and sellers of Fund shares do not incur sales charges (loads). The following table lists the costs that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases....... None
Maximum Sales Charge Imposed on Reinvested Dividends... None
Maximum Deferred Sales Charge.......................... None
Redemption Fee (Note 1)................................ 2.00%

Annual Fund Operating Expenses (expenses that are deducted from your Fund assets)

Management Fees........................................ 1.00%
Distribution (12b-1) Fees.............................. None
Other Expenses......................................... 0.90%
Total Annual Fund Operating Expenses................... 1.90%
Fee Waiver and/or Expense Reimbursement (Note 2)....... 0.65%
Net Annual Fund Operating Expenses..................... 1.25%

Note 1 - In order to discourage short-term trading and market timing, which can increase fund costs, a redemption fee of 2.00% will be charged to shareholders who redeem their shares within 30 days of their purchase.

Note 2 - The Adviser has contractually agreed to waive all or a portion of its fee and, to extent necessary, reimburse Fund expenses in order to limit the total Fund operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. This agreement will remain in effect if approved annually by the Board of Directors, but will terminate automatically if the investment advisory agreement between the Fund and the Adviser is terminated.

Example

The following example is intended to help in comparing the cost of investing in the Fund with the cost of investing in other mutual funds and assumes:

o $10,000 is invested in the Fund for the time periods indicated and then all shares are redeemed at the end of those periods;

o The investment has a 5% return each year;


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                             Foresight Value Fund

o The Fund's total operating expenses remain constant at 1.25%.

Investors' actual costs may be higher or lower than those indicated below.

   1 Year        3 Years        5 Years        10 Years
   ------        -------        -------        --------
    $127          $396           $686           $1508


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                             Foresight Value Fund

INVESTMENT STATEGIES

The Fund seeks to achieve its investment objective of long-term capital appreciation while limiting downside risk by principally investing in equity securities of companies that the Adviser believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than what the Adviser believes to be its intrinsic or underlying business value.

The conventional definition of "value" investing is buying stocks of companies identified as being undervalued based on absolute or relative value measures, such as low ratios of stock price to earnings or book value, as opposed to "growth" investing, where companies with high earnings growth rates are favored. The Fund and its Adviser do not acknowledge this dichotomy between "value" and "growth", understanding that growth is a necessary component used in determining the intrinsic value of a company as a going concern.

The intrinsic value of a company is the greater of either its value as a going concern or the value that would be realized if operations were terminated, all assets liquidated and liabilities paid. A company's value as a going concern can be estimated from the discounted value of future cash flows, recent mergers and acquisitions of comparable companies and/or recent sales of comparable assets. Normally the stock market is relatively efficient and equity securities trade near their intrinsic values. However, there are times when a stock might be either significantly over or under-priced.

There are many reasons why companies might be undervalued and their equity securities under-priced in the stock market. Some companies, primarily those with relatively small market capitalization, are not widely or closely followed by security analysts, which may result in their being undervalued by the market if relevant fundamental changes go unnoticed or incorrectly analyzed, or so called "hidden assets" are not correctly valued.

At times a company or industry will be out of favor due to economic or market conditions which are either temporary or cyclical, and by looking beyond the near-term, a value may be assigned to a company which is greater than that which the market is currently willing to pay. Likewise, a company experiencing financial or operational difficulties due to poorly executed or ineffective financial or business strategies, may be undervalued when compared to its potential for profitability and growth.


                                       6
                             Foresight Value Fund

An under-priced stock sometimes results when a parent company spins-off a division or business segment to form a separate public company. If owners of the parent company's stock receive shares in the spin-off that for various reasons they do not want or cannot keep, the share price of the spin-off's stock can be temporarily depressed when these owners sell. Also, a spin-off could be a business that was undervalued by the market as a division or business segment of the parent company, and only as a separate entity will it receive the valuation it deserves.

Once a security is purchased, the Fund will in most cases hold the security until the Adviser believes it to be fairly valued, that is until the price at which it trades is close to that price representing what the Adviser believes to be the company's intrinsic value. This "equalization" of price and value can occur in several ways. Market participants may come to recognize the intrinsic value of a company causing its stock price to rise; a well executed restructuring, a change in business strategy and/or a change in management may be the catalyst for a company to realize it's potential for profitability and growth; another firm may recognize the intrinsic value of a company and seek to acquire it through a purchase or merger; a company's management or others may seek to take a company private through a leveraged buyout; or a company's management may choose to realize intrinsic value through a partial or total liquidation of assets.

Although it is preferable that price rise to meet value, at times the Adviser may have to adjust downward his estimate of a company's intrinsic value due to adverse changes in a company's fundamentals or when expectations for a company's performance are not met.

There may be occasions when a security is not sold at what the Adviser believes to be its intrinsic value. The Fund may choose to sell a security before it reaches what the Adviser believes to be a fair value if a more attractive investment is available, after due consideration is given to the tax and transaction costs associated with selling one security and buying another. There may also be certain securities that the Fund decides to continue to hold even after the Adviser believes they have become fairly valued. Usually these will be securities of companies that the Adviser believes to have competitive advantages that will allow continued growth and offer attractive long-term returns to shareholders when compared to alternative investments, again after due consideration is given to tax and transaction costs.

Although the portfolio will primarily be invested in common stocks, the Fund will normally maintain small cash reserves. At times, due to market conditions and as a temporary defensive measure, these cash reserves may be increased to up to 100% of the Fund's total assets. Cash reserves will normally be invested in


                                       7
                             Foresight Value Fund
money market funds or U.S. Government securities.

The Fund will attempt to minimize the portfolio turnover rate, normally holding securities for at least one year. A low turnover rate will provide certain benefits to Fund shareholders, especially for those holding shares in taxable accounts. By holding shares longer than one year, capital gains distributions are taxed at the currently lower long-term rates. Also, the longer a well performing stock is held, the longer taxes on capital gains distributions from the sale of the stock can be deferred. Finally, transaction costs are incurred when securities are bought or sold - the direct costs of brokerage commissions and indirect execution costs, such as the spread between bid and ask prices. The fewer the transactions, the lower the transaction costs incurred.

At any given time the Fund expects to typically hold equity securities of fifteen to thirty companies, depending on the availability of securities meeting the Adviser's investment criteria, the market capitalization of the companies and the amount of funds available for investment. Larger positions will typically be taken in larger capitalization companies. It is the belief of the Adviser and the management of the Fund that a focused portfolio of securities representing the best ideas of the Adviser is preferable to a portfolio of hundreds of securities, where less esteemed stocks are purchased solely to diversify the portfolio to the detriment of long-term performance.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (SAI). The Fund's portfolio holdings are reported four times per year with the SEC on Form N-CSR or Form N-Q. These reports are available, free of charge, on the SEC's website at www.sec.gov.


                                       8
                             Foresight Value Fund

INVESTMENT RISKS

There are certain risks associated with investing in the Fund. Common to all these risks is the possibility that an investor will lose money. The principal risks are as follows:

o Market risk - this is the possibility that the market value of Fund holdings will decline, to a greater or lesser extent, when the stock market as a whole declines, as measured by various market indices.

o Industry risk - this is the possibility that the market value of Fund holdings will decline due to weakness in a particular industry in which the Fund may have significant holdings.

o Company-specific risk - this is the possibility that the market value of a fund holding will decline due to a company-specific event. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

o Liquidity risk - this is the possibility that some investments, primarily thinly traded securities of small companies or stock of companies with a relatively small number of shares outstanding, will have their prices move against the Fund when the Fund attempts to enter or exit a position.

o Performance risk - this is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

The Fund is primarily intended for long-term investors who are seeking capital appreciation and are willing to accept the above risks and fluctuations in the market value of their investment.

The Fund is not suitable for short-term investors, market timers, momentum investors, investors seeking stability in the market value of their investment, or investors whose primary investment goal is generation of income.


                                       9
                             Foresight Value Fund

MANAGEMENT OF THE FUND

Investment Adviser

The Fund's investment adviser is Foresight Asset Management, LLC of 24695 Deer Ridge Ln., Athens, AL 35613. Foresight Asset Management is an Alabama limited liability company and an SEC registered investment adviser. Pursuant to the Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments. For its investment advisory services, the Adviser is paid a fee, accrued daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The Adviser has contractually agreed to waive all or a portion of this fee, and to the extent necessary, reimburse Fund operating expenses so as to limit the Fund's total operating expenses to 1.25%. The Adviser also serves without compensation as the Fund's transfer agent and administrator. The Adviser has managed private wealth since its formation on December 31, 1999 until assuming advisory duties for the Fund on January 15, 2004, the Fund's inception date.

Portfolio Manager

Michael M. Bissell, CFA, serves as portfolio manager for the Fund, responsible for the day-to-day management of the Fund's portfolio. Mr. Bissell is also President and Chairman of the Board of Directors for Foresight Funds, Inc. and sole owner of Foresight Asset Management, LLC. Mr. Bissell has over twenty years of investment experience managing his family's equity investment portfolios and as portfolio manager of the Fund since its inception.

Prior to forming Foresight Asset Management, LLC, Mr. Bissell was extensively involved in asset investment decisions for the petroleum, chemical and power industries as an engineering manager for Bechtel, Inc. Mr. Bissell received a B.S. in engineering from the Massachusetts Institute of Technology and an MBA from the University of Houston. He is a registered Professional Engineer (PE), member of the CFA Institue and a Chartered Financial Analyst (CFA) charter holder.


                                       10
                             Foresight Value Fund

PRICING OF FUND SHARES

The net asset value (NAV) of the Fund's shares is calculated at the close of the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open for business. Normally the Exchange is closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund's NAV is calculated by dividing net assets, the balance obtained by summing all assets and subtracting all liabilities, by the number of shares outstanding. Assets are valued based on their current day's closing market quotations. If market quotations are not readily available for an asset, the Fund's Board of Directors will value such assets at a fair value determined in good faith.

When purchasing or redeeming shares, the shares are priced at the next NAV calculated subsequent to an order being received in proper form by the Fund. Orders received after 4:00 p.m. New York time or on a day that the Exchange is closed, will have their shares priced at the NAV calculated at the close of business on the next day the Exchange is open.


                                       11
                             Foresight Value Fund

PURCHASE OF FUND SHARES

The Fund is a no-load fund and as such, there are no sales charges when buying Fund shares directly from the Fund. There is a minimum initial investment of $1,000, and a minimum of $100 for all subsequent investments into established accounts. You may make your initial investment or add to existing accounts using any of several methods described below. Assistance in opening accounts may be obtained by calling 1-877-FSV-FUND (378-3863) and speaking with the Fund's administrator, or by writing to the Fund at the address given below for regular mail orders. Be sure to include your social security number or tax identification number with your account application or it will not be accepted.

Payment for all initial and subsequent investments must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. The Fund will not accept orders not accompanied by payment. You will be charged $25 for any check that does not clear in addition to any losses and fees incurred by the Fund as a result of having to cancel your order.

Stock certificates will not be issued for shares purchased. In lieu of stock certificates, written confirmation of all accepted orders for shares and periodic account statements indicating the number of shares owned will be mailed to shareholders.

The Fund reserves the right to reject any order for the purchase of shares, including orders from existing shareholders.

Customer Identification Program

Federal anti-money laundering regulations enacted under the USA Patriot Act require the Fund to establish a customer identification program under which the Fund must obtain your name, principal residence or place of business, date and place of birth, social security number or tax identification number, or other government-issued identification when you open an account. In some cases, additional identifying documents or information may be requested. Applications submitted without the required information may not be accepted. To the extent permitted by applicable law, the Fund reserves the right to place limits on transactions in your account until your identity has been verified.


                                       12
                             Foresight Value Fund

Mail Orders

If opening a new account, please read this Prospectus carefully, then complete and sign the accompanying account application. Remember to include social security or tax identification numbers for all account holders. Make your check or money order payable to Foresight Value Fund and send it along with completed account application to:

Foresight Funds, Inc.
24695 Deer Ridge Ln.
Athens, AL 35613

Additional investments may be made to existing accounts by requesting such in a letter or by using the order form included with account statements. Be sure to reference your account number on your check or money order and in the letter or order form.

Bank Wire Orders

Investments for both new and established accounts can be made directly by bank wire. All wires should be received no later than 3:00 PM EST. However, before wiring funds please call the Fund administrator at 1-877-FSV-FUND (378-3863) to advise the Fund of the dollar amount of your investment and your account number. This will facilitate a prompt and accurate wire transaction. For new accounts, the administrator will assign an account number to you at this time, but as soon as possible thereafter you should complete and mail an account application to the Fund as described above for "Mail Orders". Please have your bank use the following wiring instructions for your investment:

Wells Fargo Bank
Tucson, AZ
ABA Routing Number: 091000019
Account Number: 4159521863
Account Name: Mission Management & Trust Co., Trust Checking Account Special Instructions: RE: Foresight Funds, Inc.
Shareholder Account Name: (Insert your name)
Shareholder Account Number: (Insert you account number)

Retirement plan accounts cannot be opened by wire.


                                       13
                             Foresight Value Fund

Retirement Plans

Investors may purchase shares of the Fund in various tax-deferred retirement plans. Investors may also roll over existing retirement plans into a plan offered by the Fund. Some of the retirement plans offered by the Fund are as follows:

o Traditional and Roth Individual Retirement Account (IRA) plans for individuals and their non-employed spouses

o Keogh Plans for self-employed individuals

o Employer sponsored retirement plans such as 401(k) plans

For more information concerning these and other retirement plans, please call the Fund administrator at 1-877-FSV-FUND (378-3863).

Broker-Dealer Orders

Some broker-dealers or other financial intermediaries may sell shares of the Fund. These broker-dealers or financial intermediaries may charge investors a fee for their service, which is retained by them and not paid to the Fund or the Adviser. If shares are purchased directly from the Fund, no transaction fees are incurred.


                                       14
                             Foresight Value Fund

REDEMPTION OF FUND SHARES

You may redeem all or a portion of your Fund shares on any day that the New York Stock Exchange is open for business. A redemption order received in proper form, as indicated below, before the close of regular trading (normally 4:00 p.m. New York time) will be priced at the NAV per share calculated as of that day's close of trading. Otherwise, your shares will be redeemed on the next day the Exchange is open for business. The redemption price received for Fund shares may be more or less than the price paid when the shares were initially purchased. You may redeem shares using any of several methods described below.

Frequent Purchases and Redemptions

As the Fund is intended for long-term investors, a redemption fee of 2.00% will be deducted from proceeds of shares redeemed within 30 days of their purchase. The Fund's Board of Directors has adopted this policy to discourage short-term traders and market timers who can disrupt the Fund's investment strategy and generate additional transaction costs to long-term Fund shareholders by frequently trading into and out of the Fund. A "first-in, first-out" method is used to determine the holding period of Fund shares, so for shares purchased on different days, the shares purchased first will be redeemed first when determining whether the redemption fee applies. All redemption fees will be retained by the Fund for the benefit of the remaining shareholders. The redemption fee will apply uniformly, except it will not apply to mandatory withdrawals from retirement accounts.

Mail Redemptions

You may redeem all or a portion of your shares by written request. Your request should include your account number, the name and signature of all account holders (exactly as your account is registered), your mailing address and the amount of money or number of shares to be redeemed. Include signature guarantee(s) if required (see below). Certain shareholders such as corporations, trusts and estates may be required to provide additional supporting documentation. Mail your completed request to:

Foresight Funds, Inc.
24695 Deer Ridge Ln.
Athens, AL 35613


                                       15
                             Foresight Value Fund

Telephone Redemptions

You may make oral requests for redemption of shares up to $25,000 provided you have previously made arrangements with the Fund administrator for telephone redemptions and the redemption request does not require a signature guarantee (see below).

Broker-Dealer Redemptions

Some broker-dealers or other financial intermediaries may redeem shares of the Fund. These broker-dealers or financial intermediaries may charge investors a fee for their service, which is retained by them and not paid to the Fund or the Adviser. If shares are redeemed directly from the Fund, no transaction fees are incurred.

Signature Guarantees

In order to protect you and the Fund from fraud, signature guarantees will be required for redemptions in the following situations,unless the shareholder is known to management (e.g., relative, friend or long-term acquaintance):

o The redemption request is valued at more than $25,000

o The redemption proceeds are to be sent to a person other than the person(s) in whose name(s) the shares are registered

o The redemption proceeds are to be sent to an address other than the current address of record

o The Fund receives the redemption request within thirty days of an address change

o You change ownership of the account

Signature guarantees may be obtained through most banks, saving and loans, credit unions, trust companies and member companies of the national securities exchanges.


                                       16
                             Foresight Value Fund

Payment of Redemption Proceeds

If you redeem shares directly from the Fund you can choose to have redemption proceeds mailed to you at your address of record, your bank or to any other authorized person. You may also have proceeds wired directly to your bank ($25 fee per transaction, deducted from proceeds). Redemption proceeds will normally be mailed (or wired) within seven business days of receipt of your redemption order in proper form. If you are redeeming Fund shares that were recently purchased by check, the proceeds may be delayed until the check clears. Shareholders who redeem shares through broker-dealers or other financial intermediaries will receive their redemption proceeds in accordance with the procedures established by the broker-dealer or other financial intermediary.

The Fund may suspend redemptions or postpone the date of payment of proceeds during the following periods:

o When the NYSE is closed or trading is restricted as determined by the Securities and Exchange Commission (SEC)

o When an emergency exists as defined by the SEC in which it is not practical for the Fund to dispose or determine the value of its assets

o As otherwise permitted by the SEC.

If your account balance falls below $1000 because of share redemptions, you will be given 60 days to make additional investments to bring the total back to at least $1000. Failing to do so, the Fund may close your account and mail you the remaining account balance.

Additional Shareholder Services

Visit our web site at www.foresightfunds.com where you can obtain more information regarding the Fund and download or order an account application.


                                       17
                             Foresight Value Fund

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund expects to distribute substantially all of its net investment income (dividends and interest income net of expenses) and realized capital gains distributions, if any, annually. You may elect to receive distributions either in cash or in additional shares of the Fund at the time you place an order for shares. If you elect to have distributions paid in additional shares, the shares will have an aggregate NAV equal to the cash amount of the distribution. If no election is made, distributions will be made in additional shares. You may also change your election at any time by writing or calling the Fund administrator.

Distributions of net interest and non-qualified dividend income and short-term capital gains are taxable to you as ordinary income for federal income tax purposes. Qualified dividend income is taxable to you as qualified dividends. Long-term capital gains distributions are taxable to you as long-term capital gains. In all cases the distributions may also be subject to state and local taxes. Distributions are taxable to you whether you receive the distributions in cash or reinvest the distributions as additional shares in the Fund. The Fund will send you information stating the amount and type of all distributions for the year shortly after December 31 of that year.


                                       18
                             Foresight Value Fund

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since its inception on January 15, 2004. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned
(or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by Marmann, McCrary & Associates, P.C., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.


                              Financial Highlights
                   For a share outstanding during each period

                                                             Year         Year
                                                            Ending       Ending
                                                             2005        2004(a)

     Net Asset Value at Beginning of Period .............. $ 11.79      $ 10.00
                                                           -------      -------
     INCOME FROM INVESTMENT OPERATIONS

     Net Investment Income/(Loss) ........................ $  0.08      $ (0.01)
     Net Realized and Unrealized Gain/(Loss) on ..........   (0.34)        1.80
     Investments
                                                           -------      -------
     Total from Investment Operations .................... $ (0.26)     $  1.79
                                                           -------      -------
     LESS DISTRIBUTIONS TO SHAREHOLDERS

     From Net Investment Income .......................... $  0.08      $  0.00
     From Net Realized Gain .............................. $  0.56         0.00
                                                           -------      -------
     Total Distributions to Shareholders ................. $  0.64      $  0.00
                                                                        -------

     Net Asset Value at End of Period .................... $ 10.89      $ 11.79
                                                           -------      -------

     Total Return ........................................  (2.26%)    17.94%(b)


                                       19
                             Foresight Value Fund

RATIOS AND SUPPLEMENTAL DATA

     Net Assets at End of Period (Thousands) ............. $   781      $   940

     RATIOS TO AVERAGE NET ASSETS

     Expenses ............................................    1.25%       1.25%
     Expenses before reimbursement .......................    1.90%       2.38%
     Net Investment Income/(Loss) ........................    0.62%      (0.13%)
     Net Investment Income/(Loss)
     before expense reimbursement ........................   (0.03%)     (1.26%)
     Portfolio Turnover Rate .............................    50.9%       56.0%


(a)   The Fund commenced operations on January 15, 2004
(b)   Not annualized


                                       20
                             Foresight Value Fund

FORESIGHT VALUE FUND'S PRIVACY POLICY

The following is a description of the Fund's policy regarding disclosure of personal and financial information that you provide to the Fund or that is provided to the Fund from other sources. This information may come from written, electronic or verbal communications or transactions including account applications, requests for forms, literature or other information, and your account positions and transactions with the Fund.

The Fund does not sell any information about current or former customers to any third parties and does not disclose it to third parties except as required to process transactions, service accounts or as otherwise permitted by law.

The Fund maintains physical, electronic and procedural safeguards to protect your personal and financial information. Access to such information is limited to those persons who require the information to process your transactions and service your account.


                                       21
                             Foresight Value Fund

To learn more about the Foresight Value Fund, the following documents are available upon request:

Annual and Semi-Annual Reports to Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information pertaining to the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund, including Fund operations and investment policies. The Fund's SAI is incorporated by reference into this Prospectus, and as such, its contents should be considered legally as part of this Prospectus.

To obtain free copies of any of these documents, or for shareholder inquiries, please contact the Fund by phone or mail at:

Foresight Value Fund
24695 Deer Ridge Ln.
Athens, AL 35613
1-877-FSV-FUND (378-3863)

These documents can also be reviewed or copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at
(202) 942-8090 for information concerning the operation of the Public Reference Room.

Fund reports and other information about the Fund are available on the EDGAR database that can be accessed from the SEC's internet site at http://www.sec.gov. Copies can be obtained, upon payment of a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102


Investment Company Act File No. 811-21385

FORESIGHT VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2006





This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains additional and more detailed information than is contained in the Prospectus for the Foresight Value Fund (the "Prospectus") dated March 1, 2006. The SAI should be read in conjunction with the Prospectus, copies of which can be obtained by calling or writing the Foresight Value Fund at:

Foresight Value Fund
24695 Deer Ridge Ln.
Athens, AL 35613
1-877-FSV-FUND (378-3863)

TABLE OF CONTENTS

DESCRIPTION OF THE FUND..............................................3
INVESTMENT POLICIES..................................................4
MANAGEMENT OF THE FUND..............................................10
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................14
INVESTMENT ADVISORY AND OTHER SERVICES..............................15
BROKERAGE ALLOCATION................................................17
PROXY VOTING POLICY.................................................18
PRICING OF FUND SHARES..............................................19
TAXATION OF THE FUND................................................20
INVESTMENT PERFORMANCE..............................................22
FINANCIAL STATEMENTS................................................26

DESCRIPTION OF THE FUND

Foresight Funds, Inc. was organized as a corporation under the laws of the State of Maryland pursuant to Articles of Incorporation filed on October 3, 2002. Foresight Funds is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Foresight Value Fund (the "Fund") is the initial series of Foresight Funds. The Fund has one class of shares. The Board of Directors has the authority to issue multiple classes of shares and new series of the Foresight Funds. The Fund does not issue share certificates, all shares being held in non-certificate form as registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share represents an equal proportionate interest in the assets and liabilities of the Fund and entitles the shareholder to such dividends and distributions of income of the Fund as declared by the Board of Directors. In case of liquidation of a series, the shareholders will be entitled to receive a distribution out of the assets, net of liabilities.

The Fund does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share and fractional vote for each fractional share the shareholder owns. All shares have equal voting and liquidation rights. Shares do not have cumulative voting rights nor any preemptive or conversion rights.

                                       1
                             Foresight Value Fund

INVESTMENT POLICIES

The following policies supplement the description of the Fund's investment objective and strategies in the Prospectus.

Small Market Capitalization Securities
The Fund may make investments in the equity securities of companies having small market capitalization ("small cap"), typically defined as a market capitalization of less than one billion dollars. Certain risks inherent to common stock investments may be more pronounced or significant when investing in small cap companies as compared to investments in larger companies including:

o Higher price volatility due to lower liquidity and smaller trading volumes;

o Greater sensitivity to changes in the general economy, the industry or company fundamentals.

Foreign Securities

The Fund may make investments in publicly traded securities offoreign companies through their purchase on foreign or domestic exchanges, or through the purchase of American Depository Receipts ("ADRs"). While the Fund intends to primarily invest in equity securities of domestic companies, it reserves the right to invest up to 25% of its assets (at the time of purchase and after giving effect thereto) in foreign securities. Investments in foreign companies may involve certain risks that are not associated with investments in domestic companies.

Primary among these are:

o Foreign securities may be affected by changes in exchange rates or foreign currency controls;

o When compared with domestic companies, there may be less transparency in the operations of foreign companies and less company and industry information available;

o Accounting and financial reporting standards of foreign companies may not be comparable to those of domestic companies;


                                       2
                             Foresight Value Fund

o Trading in foreign securities may be less liquid, more volatile and entail higher transaction costs than trading in comparable domestic securities;

o Foreign securities may be affected by local economic conditions that differ significantly from domestic conditions;

o Investments in certain countries may be adversely affected by local political instabilities.

Special Situations

The Fund may invest in special situations that the Fund's Investment Adviser ("the Adviser") believes offer an opportunity to earn extraordinary returns independent of market returns. These special situations may include any of the following:

o Mergers and acquisitions - when the Advisor believes there is a reasonable possibility that a company will be the target of an acquisition or merger, an investment in the target company may be warranted;

o Partial or complete liquidations and spin-offs - A spun-off company's stock price may be temporarily depressed due to selling pressure, creating a purchase opportunity. Also, a spin-off could be a business that was undervalued by the market as a division or business segment of the parent company, and only as a separate entity will it receive the valuation it deserves. Likewise, a company's depressed valuation may improve following a spin-off of a poorly performing division or business segment;

o Reorganizations and recapitalizations - a poorly performing company trading at a depressed valuation may improve following an announced reorganization or recapitalization;

o Significant changes in management or management policies - a poorly performing company trading at a depressed valuation may improve following an announcement of new management or new management policies;

o New technologies, products or services - a new technology, product or service introduced by a company may not have its full potential for profitability realized by the market;

                                       3
                             Foresight Value Fund

o Production or marketing innovations - production or marketing innovations introduced by a company may not have their full potential for improving company performance realized by the market.

Diversification

A diversified investment company is required by the 1940 Act to not invest more than 5% of its total assets in the securities of a single issuer nor own more than 10% of the outstanding voting securities of a single issuer. Although the Fund is classified as non-diversified, and therefore is not subject to these limitations, the U.S. Internal Revenue Code of 1986, as amended, requires a certain minimum diversification in order to qualify for taxation as a regulated investment company. A regulated investment company is eligible to receive Federal income tax relief on that portion of ordinary taxable income and net realized long-term capital gains that are distributed to shareholders. The Fund intends to qualify for this tax relief by limiting its investments such that at the end of each quarter of the tax year:

1. Not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer ("25% test");

2. At least 50% of the market value of the Fund's total assets will be represented by cash, cash items and securities. With respect to 50% of the market value of the Fund's total assets, not more than 5% of the market value of total assets will be invested in the securities of a single issuer nor will the Fund own more than 10% of the outstanding voting securities of a single issuer ("50% test").

Investments in U.S. Government securities are exempt from the above limitations. Also, the Fund will not lose its qualification as a regulated investment company if the 25% test or 50% test requirements are not met at the end of a quarter due to fluctuations in the market value of its securities.

Industry Concentration

Given a choice between investments within a given industry or sector and ones in different industries or sectors, the Fund will prefer to diversify its holdings, assuming expected returns are comparable. At times, however, the Fund may choose to concentrate its investments in a particular industry or sector if it is the belief of the Adviser that such concentration offers the best opportunity for extraordinary returns. Such a situation may occur when a particular industry or sector is temporarily out of favor with investors, but long-term industry

                                       4
                             Foresight Value Fund
fundamentals remain good, or specific companies within an industry are expected to outperform. The Fund will not invest more than 25% of its assets (at the time of purchase and after giving effect thereto) in the securities of a single industry.

Concentration of investments in a particular industry or sector exposes a portfolio to the risk that the selected industry or sector will not perform as well as the market, potentially leading to underperformance of the Fund's portfolio relative to more diversified portfolios or equity market indices. A portfolio with investments concentrated in a particular industry or sector may also experience greater volatility in its market value than a more diversified portfolio.

Portfolio Turnover
The Fund believes that its primary investment objective of long-term capital appreciation is best achieved by investing in undervalued equity securities and holding them until they are fairly valued, not by attempting to profit from short-term market movements through active trading. Normally this strategy will allow the Fund to hold a security for at least one year and qualify for long-term capital gains tax treatment. It is anticipated that portfolio turnover (the lesser of portfolio purchases or sales of securities, divided by average market value of the portfolio of securities, for a given period) will normally be less than 67% per year (indicating an average holding period of at least 18 months for securities). Although the Fund considers low turnover to be desirable, it will not be a limiting factor in investment decisions.

Temporary Defensive Positions

Under normal circumstances it is anticipated that the Fund will be fully invested in common stocks with the exception of small cash reserves. At times, as a temporary defensive strategy in response to market conditions, these cash reserves may be increased up to 100% of the Fund's total assets. Cash reserves will normally be invested in money market funds or U.S. Government securities.

Fundamental Investment Restrictions

The Fund has adopted the following investment restrictions as fundamental, meaning they cannot be changed without the approval of a majority of the outstanding shares. Such a majority has been defined by the 1940 Act as the lessor of either 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or more than 50% of the outstanding shares of the Fund. The Fund may not:

                                       5
                             Foresight Value Fund

1. Issue senior securities;

2. Borrow money, except for temporary or emergency purposes, and then only from banks and in an aggregate amount not exceeding 5% of the Fund's total assets at the time of the borrowing and excluding such short-term credits as may be necessary for the clearance of security transactions;

3. Underwrite the securities of other issuers, except to the extent that the Fund may be deemed an underwriter in the disposition of portfolio securities;

4. Purchase or sell real estate, although the Fund may purchase the marketable securities of companies holding real estate or interests in real estate;

5. Purchase or sell commodities or commodity contracts;

6. Make loans except through the purchase of a portion of an issue of publicly traded bonds, debentures or other debt securities;

7. Invest more than 25% of the Fund's total assets (at the time of purchase and after giving effect thereto) in the securities of a single industry, provided that there shall be no limit on the purchase of U.S. Government securities.

Other Investment Restrictions

The Fund has adopted the following investment restrictions as non-fundamental, meaning that they can be changed only by a vote of a majority of the directors. The Fund may not:

1. Purchase securities on margin, with the exception of obtaining such short-term credits as may be necessary for the clearance of security transactions;

2. Make short sales of securities;

3. Purchase or sell puts or calls on securities;

4. Invest for the purpose of exercising control over management of any company;

                                       6
                             Foresight Value Fund

5. Purchase the securities of any other investment company except in the open market, including an ordinary brokerage commission, or as part of a merger, consolidation or acquisition of assets.

6. Invest more than 5% of the Fund's net assets in securities which may be illiquid due to legal or contractual restrictions on resale or securities for which there are no readily available market quotations;

7. Invest in oil, gas or mineral exploration or development programs except through the purchase of readily marketable securities.

                                       7
                             Foresight Value Fund

DISCLOSURE OF PORTFOLIO HOLDINGS

To prevent the misuse of non-public information about the Fund's portfolio holdings and provide fair disclosure to all shareholders, it is the policy of the Fund and its affiliated persons not to disclose to third parties any material, non-public information about the Fund's specific portfolio holdings. Disclosure of non-public information about the Fund's specific portfolio holdings may be made when there exist legitimate business reasons for making the disclosure, such as disclosures to the Fund's broker, Custodian or other service providers, who have a duty to keep the information confidential, or who have been instructed by the Fund to keep the information confidential. The Fund and its adviser have adopted procedures for preventing the unauthorized disclosure of material, non-public information about the Fund's portfolio holdings. The Fund and its advisor have adopted a code of ethics that prohibits Fund or advisory personnel from using non-public information for their personal benefit.

The Fund publicly discloses its portfolio holdings on a quarterly basis by filing either Form N-CSR or Form N-Q, within 60 days of the end of each fiscal quarter. These reports are available, free of charge, by requesting a copy from the Fund by calling its toll-free telephone number, or they may be viewed on the SEC's website at www.sec.gov.

Any exception to the Fund's disclosure policy must be approved by an officer of the Fund and reported to the Chief Compliance Officer, who reports to the Board of Directors. Changes in the Fund's disclosure policy must be approved by the Board of Directors.

                                       8
                             Foresight Value Fund

MANAGEMENT OF THE FUND

As a Maryland corporation, the business and affairs of the Fund are managed by the executive officers with oversight provided by the Board of Directors. Biographical and other information for Fund officers and directors is presented below.

Interested Officers and Directors

The following table presents information concerning officers and directors who are considered "interested persons" of the Fund as defined in the 1940 Act:

                                        Term of Office    Principal
Name, Address                           and Length of     Occupation(s)
and Age             Position(s) Held    Time Served       During Past 5 Years
------------------  ------------------  ----------------  ----------------------
Michael M. Bissell  Chairman of the     Indefinite term;  Chairman, President
Age 53              Board of Directors, Since Fund's      and Treasurer of
24695 Deer Ridge    President and       inception         Foresight Funds, Inc.;
Lane                Treasurer                             President of Foresight
Athens, AL 35613                                          Asset Management, LLC;
                                                          Engineering Supervisor
                                                          Bechtel Power

Hilda M. Bissell    Secretary           Indefinite term;  Secretary of
Age 50                                  Since Fund's      Foresight Funds, Inc.;
24695 Deer Ridge                        inception         Family Practice
Lane                                                      Physician
Athens, AL 35613

1. Hilda Bissell is the spouse of Michael Bissell
2. Bechtel Power is an operating unit of the Bechtel Corporation, an international engineering and construction contractor
3. Michael Bissell holds no other directorships


                                       9
                             Foresight Value Fund

Independent Directors

The following table presents information concerning directors who are not considered "interested persons" of the Fund as defined in the 1940 Act:

                                        Term of Office    Principal
Name, Address                           and Length of     Occupation(s)
and Age             Position(s) Held    Time Served       During Past 5 Years
------------------  ------------------  ----------------  ----------------------
Herbert R. Leita    Director            Indefinite term;  Project Engineer
Age 54                                  Since Fund's      Bechtel
4166 Triangle                           inception         Telecommunications and
Circle                                                    Industrial
Kingsport, TN
37664

Rebecca L. Leita    Director            Indefinite term;  Owner
Age 52                                  Since Fund's      All Occasion Gift
4166 Triangle                           inception         Basket and Flowers
Circle
Kingsport, TN
37664

1. Rebecca Leita is the spouse of Herbert Leita
2. Herbert and Rebecca Leita hold no other directorships


Committees of the Board of Directors

The Audit Committee is the only standing committee of the Board of Directors. All directors are members of the Audit Committee. The Audit Committee meets as needed to review the Fund's financial statements, nominate candidates for independent accountant and receive and review the independent accountant's report on internal controls and procedures. The Audit committee met once during fiscal year 2005.


                                       10
                             Foresight Value Fund

Beneficial Ownership of Fund Shares

The following tables give information concerning beneficial ownership by directors of equity securities in the Fund or in any registered investment companies overseen by the director within the same family of investment companies as the Fund.

For directors who are considered "interested persons" of the Fund:

                                              Aggregate Dollar Range of Equity
                                              Securities in All Registered
                                              Investment Companies Overseen by
                    Dollar Range of Equity    Director in Family of Investment
Name of Director    Securities in the Fund    Companies
------------------  ------------------------  ----------------------------------
Michael M. Bissell  Over $100,000 (Note 1)    Over $100,000 (Note 1)

Hilda M. Bissell    Over $100,000 (Note 1)    Over $100,000 (Note 1)

Note 1 - Michael M. Bissell and Hilda M. Bissell own, as joint tenants in common, their shares in the Fund. Hilda M. Bissell is not a director of the Fund.

For independent directors:

                                              Aggregate Dollar Range of Equity
                                              Securities in All Registered
                                              Investment Companies Overseen by
                    Dollar Range of Equity    Director in Family of Investment
Name of Director    Securities in the Fund    Companies
------------------  ------------------------  ----------------------------------
Herbert R. Leita    $0                        $0

Rebecca L. Leita    $0                        $0

                                       11
                             Foresight Value Fund

Compensation

The Fund does not pay any compensation to its officers or "interested" directors. The aggregate compensation of the independent directors of the Fund for the fiscal year ending December 31, 2005 is given in the following table.

                                    Pension or
                                    Retirement
                                    Benefits        Estimated
                    Aggregate       Accrued as      Annual         Total
                    Compensation    Part of Fund    Benefits Upon  Compensation
Name of Director    From Fund       Expenses        Retirement     From Fund
------------------  --------------  --------------  -------------  -------------
Herbert R. Leita    $50             $0              $0             $50

Rebecca L. Leita    $50             $0              $0             $50


Code of Ethics

The Fund and the Adviser have adopted a Code of Ethics that permits Fund and Adviser personnel to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics contains trading restrictions and reporting procedures for the purpose of preventing and detecting potential conflicts of interest as required by Rule 17j-1 of the 1940 Act.

                                       12
                             Foresight Value Fund

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 31, 2006 the following control persons were known to be beneficial owners of more than 25% of the outstanding shares of the Fund. This control has no effect on the voting rights of other shareholders.

Name and Address                   Percentage Ownership
------------------------------     --------------------
Michael M. Bissell		          92.46%
24695 Deer Ridge Ln.
Athens, AL 35613

Hilda M. Bissell		          69.81%
24695 Deer Ridge Ln.
Athens, AL 35613

Michael M. Bissell and Hilda M. Bissell own, as joint tenants in common, 69.81% of the outstanding shares in the Fund. Michael M. Bissell owns an additional 22.65% as custodian for his daughters.


As of January 31, 2006 no principal stockholders were known to be beneficial owners of more than 5% of the outstanding shares of the Fund.


As of January 31, 2006 the officers and directors of the Fund as a group owned 92.46% of the outstanding shares of the Fund.


                                       13
                             Foresight Value Fund

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Fund's investment adviser is Foresight Asset Management, LLC, an Alabama limited liability company and an SEC registered investment adviser.
Michael M. Bissell, CFA, is the sole member of the Adviser and President and Chairman of the Board of Directors of the Fund.

Pursuant to the Investment Advisory Agreement (the "Agreement") between the Fund and the Adviser re-approved by a majority of the Fund's independent directors on December 27, 2005, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments. For its investment advisory services, the Adviser is paid a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. Under the Agreement, the Adviser has agreed to reimburse the Fund for certain operating expenses in order to limit the Fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of average daily net assets. For the fiscal year ending December 31, 2005, the Fund paid the Adviser $9,130 in fees for investment advisory services and the Adviser reimbursed Fund expenses in the amount of $5,959.

The Adviser may act as an investment adviser to other persons, firms or corporations. As of the date of this SAI, the Adviser does not provide investment advisory services to any investment companies registered under the 1940 Act other than the Fund.


Basis for Advisory Agreement Approval

The Investment Advisory Agreement was most recently re-approved by the independent directors at a Board of Directors meeting held on December 27, 2005. In re-approving the Agreement, the independent directors requested, and the Adviser provided, information necessary for the directors to evaluate the fairness of the compensation paid by the Fund. The independent directors considered the following factors:

                                       14
                             Foresight Value Fund

o Fund performance since inception and as of the date of review was positive on an absolute basis and exceeded the performance of the Fund's S&P 500 benchmark

o Adviser complied with all Fund investment restrictions

o Adviser complied with the terms of the Investment Advisory Agreement

o The 1.00% of average daily net assets fee paid to Adviser for investment advisory services was within the range of norms for the mutual fund industry

o Willingness of Adviser to reimburse Fund as required to maintain Fund expense ratio at or below 1.25% of average net assets

o Provision of transfer agency, accounting and administrative services by Adviser free of charge resulted in considerable cost savings for the Fund in comparison to contracting for these services from other providers

o Brokerage commissions paid were below industry average and there were no soft dollar arrangements with brokers

Based on a review of the information submitted by the Adviser, and in consideration of the above factors,it was the judgment of a majority of the independent directors that re-approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.


Principal Underwriter

The Fund acts as its own underwriter.


Transfer Agent

The Adviser serves without compensation as the Fund's transfer agent with responsibility for maintaining records for each shareholder's account, processing purchases and redemptions of Fund shares and disbursing dividends and distributions. There are no shareholder charges for these services.


                                       15
                             Foresight Value Fund

Fund Accountant and Administrator

The Adviser serves without compensation as the Fund's accountant and administrator providing financial and tax accounting, record keeping and other management-related services. The Fund accountant is also responsible for pricing the Fund's securities and determining its net asset value on each day that the New York Stock Exchange is open for business.


Custodian

Mission Management & Trust Co., 3567 E. Sunrise Drive, Ste. 235 Tucson,
AZ 85718, has been selected as Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Independent Public Accountants

Marmann, McCrary & Associates, P.C., 900 E. 2nd St. Sheffield, AL 35660, have been selected as the Fund's independent public accountants for the fiscal year ending December 31, 2005. The independent public accountants are responsible for performing an annual audit of the Fund's financial statements.

                                       16
                             Foresight Value Fund

BROKERAGE ALLOCATION

The Adviser is responsible for all Fund portfolio transactions. Portfolio transactions are effected through the services of a broker who charges a commission for these services. The aggregate amount of brokerage commissions paid by the Fund for the fiscal year ending December 31, 2005 was $451.

The Adviser selects brokers to effect portfolio transactions based on the willingness of the broker to establish a DVP account for the Fund, broker responsiveness and the efficient execution of orders for a reasonable commission. The determination of the reasonableness of commissions is based on a comparison with commission rates available from other brokers for comparable service.

Although the Adviser does not direct portfolio transactions to brokers or dealers because of research services or other investment information offered, the Adviser is authorized to do so, but only when commission rates and trade execution are reasonable in relation to the benefits received. The Adviser does not allocate brokerage business in return for sales of the Fund's shares.

                                       17
                             Foresight Value Fund

PROXY VOTING POLICY

The Fund delegates its proxy voting decisions to the Adviser. It is the policy and intent of the Fund and Adviser that proxies be voted in the best interests of the Fund's shareholders. For those issues that will not, in the opinion of the Adviser, adversely impact shareholder value, the general policy of the Fund and Adviser is to give great weight to the recommendations of the portfolio company's management. Proxy voting policies of the Fund and Adviser relating to specific types of issues are as follows:

o Nomination of directors - the Adviser will vote in favor of directors nominated by company management unless, in the opinion of the Adviser, the company has exhibited poor performance under the existing management and board of directors and a change in management and/or the board of directors would enhance shareholder value;

o Anti-takeover provisions - the Adviser will vote against any provisions that will, in the opinion of the Adviser, prevent or discourage changes in control of the company;

o Changes to capital structure - the Adviser will generally vote against any increase in capital or preferred stock issuance;

o Management compensation - the Adviser will vote against any management compensation plan that the Adviser considers excessive in relation to plans of comparable companies.

A copy of the votes cast by the Fund with respect to portfolio securities will be filed by the Fund with the SEC on Form N-PX. A copy of the Fund's proxy voting record for the most recent 12-month period ending June 30 can be obtained, without charge, by calling the Fund at 1-877-FSV-FUND (378-3863) or on the SEC's website at www.sec.gov.

                                       18
                             Foresight Value Fund

PRICING OF FUND SHARES

The net asset value (NAV) of each share of the Fund, on which the subscription and redemption prices are based, is calculated at the close of the New York Stock Exchange (normally 4:00 p.m., New York time) each day the Exchange is open for business. Normally the Exchange is closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The NAV of a share is calculated by dividing net assets of the Fund, the balance obtained by summing all assets and subtracting all liabilities of the Fund, by the number of shares outstanding. Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board of Directors will value such assets at a fair value determined in good faith.

When purchasing or redeeming shares, the shares are priced at the next NAV calculated subsequent to an order being received in proper form by the Fund. Orders received after 4:00 p.m. New York time or on a day that the Exchange is closed, will have their shares priced at the NAV calculated at the close of business on the next day the Exchange is open.


                                       19
                             Foresight Value Fund

TAXATION OF THE FUND

The Fund intends to qualify for and elect tax treatment as a regulated investment company (an "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, by limiting its investments such that at the end of each quarter of the tax year:

1. Not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer ("25% test");

2. At least 50% of the market value of the Fund's total assets will be represented by cash, cash items and securities. With respect to 50% of the market value of the Fund's total assets, not more than 5% of the market value of total assets will be invested in the securities of a single issuer nor will the Fund own more than 10% of the outstanding voting securities of a single issuer ("50% test").

Investments in U.S. Government securities are exempt from the above limitations. Also, the Fund will not lose its qualification as a regulated investment company if the 25% test or 50% test requirements are not met at the end of a quarter due to fluctuations in the market value of its securities.

If the Fund should fail to qualify as an RIC in any fiscal year,it would be treated as a corporation for federal income tax purposes and be required to pay income taxes on its net investment income and net realized capital gains at the rates generally applicable to corporations. In such case, Fund shareholders would not be liable for income tax on the Fund's net investment income nor net realized capital gains, but distributions to shareholders of any Fund earnings or profits would be treated as taxable dividends to the shareholder.

If the Fund qualifies for and elects tax treatment as an RIC, this would relieve the Fund of any liability for Federal income tax on that part of its net investment income and net realized capital gains that are distributed to shareholders. The Fund intends to distribute all of its net investment income and net capital gains each fiscal year. Distributions from net interest and non-qualified dividend income and short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes. Qualified dividend income is taxable to shareholders as qualified dividends. Long-term capital gains distributions are taxable to shareholders as long-term capital gains regardless of the shareholder's holding period for Fund shares. Such


                                       20
                             Foresight Value Fund
dividends and distributions are taxable to shareholders whether received as cash or in additional shares of the Fund. A portion of the Fund's income distributions to domestic corporate shareholders may be eligible for the 70% dividends-received deduction.

Investors should consult their own counsel for further details and for the application of Federal, state and local tax laws to their particular situation.


                                       21
                             Foresight Value Fund

INVESTMENT PERFORMANCE

The Fund may periodically present in advertisements, sales literature and information given to investors, the performance of the Fund, or compare its performance to various indices or groups of other mutual funds. In these presentations, performance will be calculated using one of the methods described below.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. Future investment performance may be higher or lower than past performance and there can be no assurance that any performance will continue.


Average Annual Total Return

The Fund may periodically advertise its average annual total return which, as defined by the SEC, is determined by calculating the average annual compounded rates of return over the one, five and ten year periods (or for the period of the Fund's operation since inception) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)^n = ERV

Where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods (or for the period of the Fund's operation since inception)

Assuming:

1. The maximum sales load (zero for the Fund) is deducted from the initial $1,000 payment.
2. All dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period.
3. Recurring fees that are charged as expenses to all shareholder accounts are deducted.
4. A complete redemption is made at the end of the applicable period.

                                       22
                             Foresight Value Fund

Average Annual Total Return (After Taxes on Distributions)

The Fund may also periodically advertise its after-tax performance. After-tax performance is calculated on a pre-liquidation (after taxes on distributions) and post-liquidation (after taxes on distributions and redemption) basis. The average annual total return after taxes on distributions, as defined by the SEC, is determined by calculating the average annual compounded rates of return over the one, five and ten year periods (or for the period of the Fund's operation since inception) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)^n = ATVD

Where:

P    = a hypothetical initial payment of $1,000
T    = average annual total return
n    = number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods (or for the period of the Fund's operation since inception), after taxes on fund distributions but not after taxes on redemption

Assuming:

1. The maximum sales load (zero for the Fund) is deducted from the initial $1,000 payment.
2. All dividends and distributions, less taxes due, are reinvested at the net asset value on the reinvestment dates during the period.
3. Recurring fees that are charged as expenses to all shareholder accounts are deducted.
4. All dividends and distributions are subject to the highest individual marginal federal income tax rates in effect on the reinvestment date.
5. A complete redemption (with no tax consequence) is made at the end of the applicable period.

                                       23
                             Foresight Value Fund

Average Annual Total Return (After Taxes on Distributions and Redemption)

The average annual total return after taxes on distributions and redemption, as defined by the SEC, is determined by calculating the average annual compounded rates of return over the one, five and ten year periods (or for the period of the Fund's operation since inception) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)^n = ATVDR

Where:

P     = a hypothetical initial payment of $1,000
T     = average annual total return
n     = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods (or for the period of the Fund's operation since inception), after taxes on fund distributions and redemption

Assuming:

1. The maximum sales load (zero for the Fund) is deducted from the initial $1,000 payment.
2. All dividends and distributions, less taxes due, are reinvested at the net asset value on the reinvestment dates during the period.
3. Recurring fees that are charged as expenses to all shareholder accounts are deducted.
4. All dividends and distributions are subject to the highest individual marginal federal income tax rates in effect on the reinvestment date.
5. A complete redemption is made at the end of the applicable period.
6. Capital gains taxes (or the benefit resulting from capital losses, which are assumed to be fully deductible) are calculated at the highest federal individual capital gains tax rates in effect on the redemption date.

                                       24
                             Foresight Value Fund

Non-Standardized Performance Quotations

From time to time the Fund may advertise performance that is calculated differently than the average annual total returns above. The following performance quotations may be used:

o Cumulative Return - the percentage change in the value of an account between the beginning and end of a period, assuming no account activity other than reinvestment of dividends and distributions.

o Non-standard Periods - average annual total returns as calculated above, but for periods other than one, five and ten years.

o Investment Value - ending dollar value of a hypothetical investment after a given period of time, assuming no account activity other than reinvestment of dividends and distributions.

                                       25
                             Foresight Value Fund

FINANCIAL STATEMENTS

Foresight Funds, Inc. completed its latest fiscal year of operation on December 31, 2005. Financial statements audited by Marmann, McCrary & Associates, P.C., the Fund's independent auditors, included in the Annual Report to Shareholders of the Fund for the fiscal year ending December 31, 2005, are incorporated herein by reference. To obtain a copy of the Fund's Annual Report to Shareholders, please call the Fund at 1-877-FSV-FUND (378-3863).

                                       26
                             Foresight Value Fund

PART C. OTHER INFORMATION

Item 23. Exhibits
(a) Articles of Incorporation filed with the state of Maryland on October 3, 2002 and amended on July 7, 2003 - filed with Registrant's initial registration statement on Form N-1A dated June 27, 2003 and incorporated herein by reference.

(b) By-laws adopted October 3, 2002 - filed with Registrant's initial registration statement on Form N-1A dated June 27, 2003 and incorporated herein by reference.

(c) Instruments Defining Rights of Security Holders - none

(d) Investment Advisory Contracts - Copy of Registrant's Investment Advisory Agreement with Foresight Asset Management, LLC as amended and executed January 12, 2004 - filed with Registrant's Pre-Effective Amendment No. 3 to its registration statement on Form N-1A dated January 14, 2004 and incorporated herein by reference.

(e) Underwriting Contracts - none

(f) Bonus or Profit Sharing Contracts - none

(g) Custodian Agreement - Copy of Registrant's Custodian Agreement with Mission Management & Trust Co. dated August 18, 2003 - filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated November 13, 2003 and incorporated herein by reference.

(h) Other Material Contracts - none

(i) Legal Opinion and Consent - Copy of Legal Opinion and Consent of Dengler, Dengler & Dengler dated October 23, 2003 - filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated November 13, 2003 and incorporated herein by reference.

(j) Consent of Independent Auditors - filed herewith.

(k) Omitted Financial Statements - none

(l) Initial Capital Agreements - Copy of Letter of Investment Intent from Michael M. Bissell and Hilda M. Bissell - filed with Registrant's Pre-Effective Amendment No. 2 to its registration statement on Form N-1A dated December 24, 2003 and incorporated herein by reference.

(m) Copy of Rule 12b-1 Distribution Plan - none

(n) Rule 18f-3 Plan - none

(o) Reserved

(p) Code of Ethics - filed with Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-1A dated November 13, 2003 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with Registrant

None.

Item 25. Indemnification

Article XI, Section 11.2 of the Articles of Incorporation of the
Fund provides that:

INDEMNIFICATION. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect, or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past Directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent of other entities.

Item 26. Business and Other Connections of the Investment Adviser

Foresight Asset Management, LLC, 24695 Deer Ridge Ln., Athens, AL 35613, offers investment advisory services to the Fund and to other clients via separately managed accounts. Michael M. Bissell is the sole Member of the Adviser. Information about the Adviser can be obtained from the Form ADV Part I filed via the NASD CRD/IARD system.

Item 27. Principal Underwriter

Not Applicable.

Item 28. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are held at the following locations:

Books and records relating to the Fund or the Fund's Adviser are located at the Fund's executive office:

24695 Deer Ridge Ln.
Athens, AL 35613.

Books and records relating to registrant's Custodian are held at the Custodian's office:

Mission Management & Trust Co.
3567 E. Sunrise Drive, Suite 235
Tucson, AZ 85718

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders,upon request and without charge.

                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Athens and the State of Alabama on February 28, 2006.

                               Foresight Funds, Inc.


                             /s/ Michael M. Bissell
                             -------------------------
                                 Michael M. Bissell
                                     President
Attest:

    /s/ Hilda M. Bissell
    -----------------------
        Hilda M. Bissell
           Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature              Date                 Title


 /s/ Michael M. Bissell    February 28, 2006     President and Director
 ----------------------
     Michael M. Bissell


 /s/ Herbert R. Leita      February 28, 2006     Director
 ------------------------
     Herbert R. Leita


 /s/ Rebecca L. Leita      February 28, 2006     Director
 ------------------------
     Rebecca L. Leita

INDEX TO EXHIBITS


Exhibit Number              Description


   EX-99.J                  Consent of Independent Auditors